Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies.
Commitments and contingencies

Note 19 - Commitments and contingencies

The management is not currently aware of any threatened or pending litigation or legal matters, which would have a significant effect on the Company’s consolidated financial statements as of December 31, 2023 and 2022.